CERTAIN RISKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Denominated in US$ USD ($)	Dec. 31, 2013 Denominated in US$ USD ($)
Foreign currency risk
Cash and cash equivalents denominated in US$	$ 7,674	47,616	$ 23,468	145,610	191,048	235,450	$ 200	$ 600